Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 9,599	$ 6,089
Unbilled revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	4,095	1,075
Refundable tax credits
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,514	754
Leasehold incentives receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,452	1,554
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,062	433
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,016	1,701
Sales tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 460	$ 572